Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2019	Mar. 31, 2018
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 7,403	¥ 9,341
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2]	7,403	9,341
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(5,903)	(7,751)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(528)	(520)
Derivative assets, Net amounts	[1]	972	1,070
Receivables under resale agreements, Gross amounts recognized	[1]	12,589	7,804
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2]	12,589	7,804
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(12,579)	(7,763)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under resale agreements, Net amounts	[1]	10	41
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	1,921	3,904
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2]	1,921	3,904
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(1,894)	(3,874)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	27	30
Financial assets, Gross amounts recognized, Total	[1]	21,913	21,049
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	21,913	21,049
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(20,376)	(19,388)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(528)	(520)
Financial assets, Net amounts, Total	[1]	1,009	1,141
Derivative liabilities, Gross amounts recognized	[1]	6,978	9,013
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2]	6,978	9,013
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(5,766)	(7,758)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(769)	(884)
Derivative liabilities, Net amounts	[1]	443	371
Payables under repurchase agreements, Gross amounts recognized	[1]	14,312	15,964
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2]	14,312	15,964
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(14,309)	(15,847)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under repurchase agreements, Net amounts	[1]	3	117
Payables under securities lending transactions, Gross amounts recognized	[1]	932	1,181
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2]	932	1,181
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(931)	(1,179)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under securities lending transactions, Net amounts	[1]	1	2
Financial liabilities, Gross amounts recognized, Total	[1]	22,222	26,158
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	22,222	26,158
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(21,006)	(24,784)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(769)	(884)
Financial liabilities, Net amounts, Total	[1]	¥ 447	¥ 490

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter ("OTC") and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[4]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.